SCHEDULED PRINCIPAL PAYMENTS OF LONG TERM DEBT (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2021	$ 40,000
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter
Total	$ 352,500